VIA EDGAR

September 7, 2018

Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

Re:     Touchstone Funds Group Trust
File Nos. 33-70958/811-8104

Ladies and Gentlemen:

On behalf of Touchstone Funds Group Trust (the “Registrant”), and pursuant to Rule 497(e) under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information that mirrors that risk/return summary information as supplemented, dated June 18, 2018, and effective August 17, 2018, to the Prospectus dated January 30, 2018, for the Touchstone Active Bond Fund, Touchstone Arbitrage Fund, Touchstone Emerging Markets Small Cap Fund, Touchstone High Yield Fund, Touchstone Merger Arbitrage Fund, Touchstone Mid Cap Fund, Touchstone Mid Cap Value Fund, Touchstone Premium Yield Equity Fund, Touchstone Sands Capital Select Growth Fund, Touchstone Small Cap Fund, Touchstone Small Cap Value Fund, and Touchstone Impact Bond Fund (formerly, Touchstone Total Return Bond Fund) (the “Funds”). The purpose of the filing is to submit the 497(e) filing dated June 18, 2018, and effective August 17, 2018 (Accession No. 0000914243-18-000068), in XBRL for the Funds.

If you have any questions about this matter please contact Meredyth Whitford-Schultz at 513.357.6029.

Very truly yours,

TOUCHSTONE FUNDS GROUP TRUST

/s/Jill McGruder
Jill McGruder
President